Derivative Liabilities (Details)	12 Months Ended
Dec. 31, 2017
Schedule of fair value of the derivative liability and warrant liability [Line Items]
Annual dividend rate	0.00%
Low [Member] | Derivative Liabilities [Member]
Schedule of fair value of the derivative liability and warrant liability [Line Items]
Annual dividend rate	0.00%
Expected life	6 months 29 days
Risk-free interest rate	1.11%
Expected volatility	90.71%
High [Member] | Derivative Liabilities [Member]
Schedule of fair value of the derivative liability and warrant liability [Line Items]
Annual dividend rate	0.00%
Expected life	9 months
Risk-free interest rate	1.16%
Expected volatility	93.55%